EQ ADVISORS TRUSTSM

SUPPLEMENT DATED AUGUST 29, 2013 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2013, AS SUPPLEMENTED

This Supplement supersedes and replaces the supplement dated August 14, 2013 which updates certain information contained in the Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2013, as supplemented. You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus and Prospectus free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or you can view, print, and download a copy of these documents by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding: (i) name changes to the EQ/Van Kampen Comstock Portfolio; (ii) changes to the administrative services fee payable by each Portfolio of the Trust.

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The name of the EQ/Van Kampen Comstock Portfolio has changed to “EQ/Invesco Comstock Portfolio.” Therefore all references to EQ/Van Kampen Comstock Portfolio are hereby deleted in their entirety and replaced with “EQ/Invesco Comstock Portfolio.”

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Effective September 1, 2013, information contained in first, second, third and fourth bulleted paragraphs the section of the SAI entitled “Investment Management and Other Services – The Administrator” hereby is deleted and replaced with the following information:

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Each Portfolio, except the EQ/AllianceBernstein Small Cap Growth Portfolio, EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio, EQ/Franklin Core Balanced Portfolio, the EQ/AXA Franklin Small Cap Value Core Portfolio, the EQ/Mutual Large Cap Equity Portfolio, the EQ/Templeton Global Equity Portfolio, the EQ/High Yield Bond Portfolio, the EQ/Global Multi-Sector Equity Portfolio, the All Asset Allocation Portfolios, the EQ/Franklin Templeton Allocation Portfolio, the AXA Tactical Manager Portfolios, the Strategic Allocation Portfolios, and the PLUS Portfolios, pays FMG LLC its proportionate share of an asset-based administrative fee for the Trust. This asset-based administration fee is equal to an annual rate of 0.12% of the first $3 billion of total Trust average daily net assets (excluding the Portfolios identified above), 0.11% of the next $3 billion, 0.105% of the next $4 billion, 0.10% of the next $20 billion and 0.0975% thereafter, plus $30,000 for each Portfolio whose total average annual net assets are less than $5 billion.

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Each of the EQ/AllianceBernstein Small Cap Growth Portfolio, EQ/Franklin Core Balanced, EQ/ AXA Franklin Small Cap Value Core, EQ/Mutual Large Cap Equity, EQ/Templeton Global Equity, the EQ/High Yield Bond Portfolio, EQ/Global Multi-Sector Equity and the PLUS Portfolios pays FMG LLC its proportionate share of an asset-based administration fee for these Portfolios, which is equal to an annual rate of 0.15% of the first $20 billion of the Portfolios’ aggregate average daily net assets, 0.110% of the next $5 billion of the Portfolios’ aggregate average daily net assets, and 0.10% of the Portfolios’ aggregate average daily net assets thereafter and an additional $32,500 for each Portfolio whose total average annual net assets are less than $5 billion.

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Each of the All Asset Allocation Portfolios, the EQ/Franklin Templeton Allocation and each of the Strategic Allocation Portfolios pays FMG LLC an asset-based fee at an annual rate of 0.15% on the first $15 billion of the Portfolio’s total average daily net assets; 0.125% on the next $5 billion of the Portfolio’s total average daily net assets; 0.10% on the Portfolio’s average daily net assets thereafter, plus $32,500 for each Portfolio whose total average annual net assets are less than $5 billion.

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Each AXA Tactical Manager Portfolio and the EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio pays FMG LLC an asset-based administration fee for these Portfolios, which is equal to an annual rate of 0.150% on the first $20 billion of the aggregate average daily net assets of the Portfolios’ aggregate average daily net assets; 0.110% on the next $5 billion of the Portfolios’ aggregate average daily net assets; and 0.100% on the Portfolios’ aggregate average daily net assets thereafter, and an additional $32,500 for Portfolio whose total average annual net assets are less than $5 billion.

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